Submission	Dec. 12, 2024
Submission [Line Items]
Central Index Key	0000215466
Registrant Name	Coeur Mining, Inc.
Form Type	Schedule 14A
Submission Type	PRER14A
Fee Exhibit Type	EX-FILING FEES